Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes
18.          Income Taxes
As discussed in Note 2 (Significant Accounting Policies), the Group has applied ASU 2023-09 “Improvements to Income Tax Disclosures” retrospectively by providing the required disclosures for all periods presented within this Note.
Income before income taxes is split between the Group’s operating jurisdictions based on the jurisdiction of tax residence:

	2025	2024	2023
United Kingdom	$134.1	$76.1	$1,687.4
Bermuda	152.6	67.0	341.2
Republic of Ireland	(11.1)	(6.7)	18.6
Total	$275.6	$136.4	$2,047.2
United Kingdom
FIHL, FUL and FSL are tax resident in the U.K. and are subject to relevant taxes in the U.K. The U.K. rate of corporate income tax increased from 19% to 25% from April 1, 2023.
As FIHL is a UK tax resident company, the U.K. tax authority may assess a Pillar Two top-up tax to be collected from our UK entities through an Income Inclusion Rule to the extent that our non-U.K. operations do not incur a sufficient level of income tax under a framework established by the Organisation for Economic Co-operation and Development (“OECD”).
The 2023 and 2024 tax years are open to examination in the U.K.
Bermuda
On December 27, 2023, the Government of Bermuda passed legislation enacting the Corporate Income Tax Act 2023, which applies a 15% corporate income tax to Bermuda businesses that are part of a multinational enterprise group with annual revenue of €750 million or more, effective on or after January 1, 2025. Consequently, profits in FIBL are subject to tax at a statutory corporate income tax rate of 15% in 2025 (2024: 0%, 2023: 0%).
In January 2025, the OECD published administrative guidance in respect of measures proposed and implemented by certain jurisdictions because of Pillar Two. This guidance states that the deferred tax expense resulting from the reversal of a deferred tax asset recognized in respect of the Bermuda Economic Transition Adjustment (“ETA”) will not be considered to be a covered tax for the purposes of the Pillar Two top-up tax calculation. The guidance provides a two-year grace period (2025 and 2026) during which such deferred tax expense (up to 20% of the total) will be considered to be a covered tax.
An amendment to Bermuda legislation eliminated reductions to the tax basis recognized as part of the Economic Transition Adjustment in 2023. This was enacted in Bermuda on December 11, 2025 in the Corporate Income Tax Amendment (No.2) Act and resulted in a deferred tax benefit of $23.5 million in the year ended December 31, 2025. The Bermuda government amendment was a response to 2025 OECD guidance.
A U.K. Pillar Two top-up tax expense of $21.4 million has been recognized in the year ended December 31, 2025 in connection with the December 11, 2025 Bermuda amendment. This expense arose because, as of December 31, 2025, the U.K. government had not enacted corresponding legislation. On December 4, 2025, the U.K. published draft Finance Bill (No.2) 2025 that would align U.K. tax law with the OECD guidance, if enacted. We anticipate reversing the accrued top-up tax liability upon enactment of the proposed U.K. legislation.
Republic of Ireland
FIID is tax resident in the Republic of Ireland. In addition, FSL has elected for its Irish branch to not be subject to U.K. income taxes. Both FIID and the Irish Branch of FSL are subject to Irish corporate income tax on their trading profits at a rate of 12.5%. In 2025, our Irish entities fell under the transitional Pillar Two safe-harbor exemption, and as such Ireland’s Qualifying Domestic Top-up Tax rate of 15%, assessed at a jurisdictional level, did not apply.
The 2021 to 2024 tax years are open to examination in Ireland.
The Group income tax (expense)/benefit for the years ended December 31, 2025, 2024, and 2023 was as follows:

	2025	2024	2023
Current tax (expense)/benefit (excluding Pillar Two top-up tax)	$(19.8)	$(8.8)	$(1.2)
Deferred tax (expense)/benefit (excluding rate change)	(8.9)	(9.8)	86.2
Rate change on deferred tax	—	—	0.3
Pillar Two top-up tax (expense)/benefit	(21.4)	(4.5)	—
Income tax (expense)/benefit	$(50.1)	$(23.1)	$85.3

	2025	2024	2023
Income tax (expense)/benefit allocated to net income	$(50.1)	$(23.1)	$85.3
Income tax (expense)/benefit allocated to other comprehensive income	(9.2)	(2.8)	(9.7)
Total income tax (expense)/benefit allocated to comprehensive income	$(59.3)	$(25.9)	$75.6

	2025
	Income/(loss) before income taxes	Current tax (expense)/ benefit	Deferred tax (expense)/benefit	Total income tax (expense)/benefit
United Kingdom	$134.1	$(35.2)	$(22.4)	$(57.6)
Bermuda	152.6	(6.7)	12.4	5.7
Republic of Ireland	(11.1)	0.7	1.1	1.8
Total	$275.6	$(41.2)	$(8.9)	$(50.1)

	2024
	Income/(loss) before income taxes	Current tax (expense)	Deferred tax (expense)/benefit	Total income tax (expense)/benefit
United Kingdom	$76.1	$(13.3)	$(10.0)	$(23.3)
Bermuda	67.0	—	—	—
Republic of Ireland	(6.7)	—	0.2	0.2
Total	$136.4	$(13.3)	$(9.8)	$(23.1)

	2023
	Income before income taxes	Current tax (expense)/benefit	Deferred tax (expense)/benefit	Total income tax (expense)/benefit
United Kingdom	$1,687.4	$0.2	$(3.8)	$(3.6)
Bermuda	341.2	—	90.0	90.0
Republic of Ireland	18.6	(1.4)	0.3	(1.1)
Total	$2,047.2	$(1.2)	$86.5	$85.3
A reconciliation of the difference between reported income tax (expense)/benefit and the expected income tax (expense)/benefit at the average U.K. statutory income tax rate for the years ended December 31, 2025, 2024 and 2023 is provided below. The expected income tax (expense)/benefit has been calculated using income before income taxes multiplied by the U.K. statutory income tax rate, the income tax rate in FIHL’s country of tax residence.

	2025		2024		2023
Expected income tax (expense) at the weighted average U.K. income tax rate	$(68.9)	25.0%	$(34.1)	25.0%	$(481.6)	23.5%
Reconciling items
Domestic Tax Effects
Non-taxable income / (expense)	(1.6)	0.6%	(0.9)	0.7%	(1.9)	0.1%
Cross-border tax laws(1)	(21.4)	7.8%	(4.5)	3.3%	—	—%
Net gain on distribution of The Fidelis Partnership not subject to income taxes	—	—%	—	—%	394.1	(19.3)%
Changes in tax laws or rates	—	—%	—	—%	0.3	—%
Adjustments in respect of prior periods	(1.2)	0.4%	1.1	(0.8)%	1.1	(0.1)%
Foreign Tax Effects
Bermuda
Statutory income tax rate differential	15.3	(5.6)%	16.8	(12.3)%	80.2	(3.9)%
Changes in tax laws or rates(2)	23.5	(8.5)%	—	—%	90.0	(4.4)%
Foreign tax credits	5.1	(1.9)%	—	—%	—	—%
Republic of Ireland
Statutory income tax rate differential	(1.4)	0.5%	(0.8)	0.6%	2.0	(0.1)%
Non-taxable income / (expense)	(0.2)	0.1%	(0.6)	0.4%	(0.1)	—%
Adjustments in respect of prior periods	0.7	(0.3)%	(0.1)	0.1%	1.2	(0.1)%
Income tax (expense)/benefit	$(50.1)	18.2%	$(23.1)	16.9%	$85.3	(4.2)%
__________________
(1)This row consists exclusively of Pillar Two top-up taxes charged under the Income Inclusion Rule in the U.K. under Finance (No.2) Act 2023. Finance (No. 2) Bill 2025 was published in the U.K. on December 4, 2025 and aligns U.K. legislation with OECD guidance on the treatment of the deferred tax benefit arising on the de-recognition of a portion of the Bermuda ETA. If the Bill is enacted in 2026, our liability for top-up taxes in 2025 will be reversed at the date of enactment.
(2)Changes in tax laws or rates is the recognition and subsequent remeasurement upon the enactment of amendments arising on the Bermuda ETA, discussed above.
The components of the Group’s net deferred tax asset at December 31, 2025 and 2024 are as follows:

	December 31, 2025	December 31, 2024
Deferred tax assets:
Intangible assets	$94.0	$104.4
Net operating loss carryforwards	5.0	27.5
Other temporary differences	2.8	2.9
Share-based compensation	3.2	2.4
Reserves for losses and loss adjustment expenses	8.4	9.1
Total deferred tax assets	113.4	146.3
Deferred tax liabilities:
Deferred policy acquisition costs	—	(23.5)
Fixed assets	(1.1)	(1.7)
Fixed maturity securities, available-for-sale	(4.4)	—
Total deferred tax liabilities	(5.5)	(25.2)
Valuation allowance	(2.2)	(2.2)
Net deferred tax asset	$105.7	$118.9
The operating loss carryforwards comprise $14.9 million (2024: $98.5 million) arising in the U.K and $10.6 million (2024: $5.5 million) arising in the Republic of Ireland. There is no expiry date for the losses. A valuation allowance of $2.2 million (2024: $2.2 million) has been made against certain loss carryforwards in the U.K. as the Group considers that it is more likely than not that these will not be recovered against future income. The Group’s valuation allowance assessment is based on all available information including projections of future taxable income from each tax-paying component in each tax jurisdiction. Pursuant to the 2023 enactment of the Bermuda corporate income tax and ETA, FIBL recorded a net deferred tax asset of $90.0 million for the year ended December 31, 2023. The ETA is comprised of three components, intangible assets, reserves for losses and loss adjustment expenses, and deferred policy acquisition costs; these have been split in the table above to distinguish the differing rates of run-off. Based on current tax law, the ETA deferred tax asset is expected to be utilized over a fifteen-year period, with substantially all of the deferred tax asset expected to be utilized by December 31, 2034, due to the ten-year utilization period for the deferred tax asset recognized on intangible assets.
The Group has not recognized a deferred tax liability with respect to the undistributed earnings of FIBL or FIID as neither withholding taxes nor other incomes taxes are expected to apply to any distributions from those entities.
The following table presents corporate income taxes paid net of refunds:

	2025	2024	2023
United Kingdom	$24.5	$2.3	$14.7
Bermuda	2.2	—	—
Republic of Ireland	—	3.3	—
Total income tax paid net of refunds	$26.7	$5.6	$14.7
The following table presents a reconciliation of the beginning and ending amounts of unrecognized tax benefits:

	2025	2024	2023
Balance, beginning of year	$75.0	$75.0	$—
Additions based on tax positions related to the current year	—	—	75.0
Balance, end of year	$75.0	$75.0	$75.0
Included in the balance of unrecognized tax benefits at December 31, 2025 is $75.0 million (2024: $75.0 million, 2023: $75.0 million) of tax benefits, that if recognized, would reduce the effective tax rate.